Benefit Plans 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Net periodic costs
Reclassification of prior service cost into SD&A expense upon plan curtailment	$ 3,117	$ 0	$ 0
Pension Benefits [Member]
Net periodic costs
Service cost	289	460	574
Interest cost	2,047	2,232	2,911
Expected return on plan assets	(396)	(385)	(351)
Recognized net actuarial loss (gain)	644	1,449	924
Amortization of prior service cost	412	710	797
Reclassification of prior service cost into SD&A expense upon plan curtailment	3,117	0	0
Net periodic cost	6,113	4,466	4,855
Retiree Health Care Benefits [Member]
Net periodic costs
Service cost	30	39	52
Interest cost	237	235	259
Expected return on plan assets	0	0	0
Recognized net actuarial loss (gain)	(72)	(83)	(87)
Amortization of prior service cost	139	139	148
Reclassification of prior service cost into SD&A expense upon plan curtailment	0	0	0
Net periodic cost	$ 334	$ 330	$ 372